Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables and other current assets
Trade receivables	€ 22,133	€ 6,629	€ 1,494
Prepayments	543	21	11
Other receivables	5,289	3,078	2,426
Trade and other receivables	27,966	9,728	3,931
Accrued income	2,584	3,617	2,976
Deferred charges	3,825	3,621	2,536
Other current assets	6,409	7,239	5,512
Total trade and other receivables & other current assets	€ 34,375	€ 16,966	€ 9,443